INCOME TAX - Reconciliation (Details) - USD ($)	3 Months Ended				6 Months Ended				12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Effective Income Tax Reconciliation, Amount
Tax at Statutory rate (21%)						$ (25,376,496)
Change in fair value of NRA liability						34,571
Meals						1,769
Entertainment						161
Nondeductible transaction Costs						1,891,691
Change in fair value of Long-Term and Short-Term Investor Notes						2,353,692
Change in fair value of Secured Convertible Note						753,039
Change in fair value of Earnout Liability						280,350
Change in fair value of Subscription Agreement						8,147
Change in fair value of Stock Payable						(206,865)
Loss on AtlasClear acquisition						18,142,481
Stock Compensation Expense						307,157
Extinguishment of Accrued Liabilities						(184,689)
Change in fair value of WDCO Share payable						683,941
Return To Provision						(477,461)
State Tax - Net of Federal Benefit						(220,234)
State Minimum Tax - Net of Federal Benefit						2,504
Change in Valuation Allowance - State						499,331
Change in Valuation Allowance - Federal						937,175
Income tax provision	$ (85,368)	$ (563,736)	$ 3,718	$ 318,313	$ (63,616)	$ (569,736)	$ 144,920	$ 581,118	$ 726,038	$ 536,853
Effective Income Tax Reconciliation, Rate
Statutory tax rate						21.00%			21.00%	21.00%
Change in fair value of NRA liability						(0.03%)
Meals						0.00%
Entertainment						0.00%
Nondeductible transaction Costs						(1.57%)
Change in fair value of Long-Term and Short-Term Investor Notes						(1.95%)
Change in fair value of Secured Convertible Note						(0.62%)
Change in fair value of Earnout Liability						(0.23%)
Change in fair value of Subscription Agreement						(0.01%)
Change in fair value of Stock Payable						0.17%
Loss on AtlasClear acquisition						(15.01%)
Business combination expenses						(0.25%)			15.27%	(0.51%)
Extinguishment of Accrued Liabilities						0.15%
Change in fair value of WDCO Share payable						(0.57%)
Return To Provision						0.40%
State Tax - Net of Federal Benefit						0.18%
State Minimum Tax - Net of Federal Benefit						0.00%
Change in Valuation Allowance - State						(0.41%)
Change in Valuation Allowance - Federal						(0.78%)
Income tax provision						0.47%			47.71%	4.64%